Property and Equipment, Net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Buildings CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2013 Equipment CNY	Dec. 31, 2012 Equipment CNY	Dec. 31, 2013 Office furniture and fixtures CNY	Dec. 31, 2012 Office furniture and fixtures CNY	Dec. 31, 2013 Leasehold improvements CNY	Dec. 31, 2012 Leasehold improvements CNY
Property and Equipment, Net
Cost:					172,802	136,886	143,732	123,082	28,796	24,942	203,456	165,784
Less: accumulated depreciation		(187,034)	(126,496)
Construction in progress:		36,803	44,041
Property and equipment, net	65,837	398,555	368,239
Depreciation
Depreciation expense	$ 11,564	70,008	59,411	38,274